Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
During the year ended December 31, 2024, the Company’s related parties include its subsidiaries, associate, joint operation and key management personnel (2023 – subsidiaries, associates, joint operation and key management personnel). The Company’s key management personnel consist of executive and non-executive directors and members of executive management.
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Salaries, directors’ fees and other short-term benefits	$3,203	$3,466
Share-based payments	3,732	3,285
Total key management personnel compensation	$6,935	$6,751
At December 31, 2024, $1.3 million (2023 – $1.6 million) was owed by the Company to management for accrued salaries and bonuses.